Property, plant and equipment, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Less: accumulated depreciation	¥ (275,186)	¥ (270,453)
Net book value	449,387	1,296,196
Computers and servers [Member]
Property, Plant and Equipment, Gross	175,285	150,593
Automobiles for Group uses [Member]
Property, Plant and Equipment, Gross	42,101	35,805
Automobiles for operating leases [Member]
Property, Plant and Equipment, Gross	417,793	1,267,556
Furniture and fixtures [Member]
Property, Plant and Equipment, Gross	17,904	14,101
Leasehold improvements [Member]
Property, Plant and Equipment, Gross	¥ 71,490	¥ 98,594